Selected Statement of Operations Data - Schedule of Revenue by Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues by major operating segments	$ 582,746	$ 439,995	$ 387,008
PCB [Member]
Segment Reporting Information [Line Items]
Revenues by major operating segments	286,225	295,228	275,494
FPD [Member]
Segment Reporting Information [Line Items]
Revenues by major operating segments	160,759	131,558	97,212
SD [Member]
Segment Reporting Information [Line Items]
Revenues by major operating segments	110,654
Others [Member]
Segment Reporting Information [Line Items]
Revenues by major operating segments	$ 25,108	$ 13,209	$ 14,302